Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO TRUST
Prospectus Date	rr_ProspectusDate	Jun. 30, 2023
GMO Emerging Markets Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO EMERGING MARKETS FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Total return in excess of that of its benchmark, the MSCI Emerging Markets Index.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may bear for each class of shares if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses <br/>(expenses that you bear each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2023, the Fund’s portfolio turnover rate (excluding short-term investments) was 138% of the average value of its portfolio securities. That portfolio turnover rate includes investments in U.S. Treasury Fund, which the Fund uses as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 28, 2023, excluding transactions in U.S. Treasury Fund and other short-term investments, was 128% of the average value of its portfolio securities.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	138.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	GMO seeks to achieve the Fund’s investment objective by investing under normal circumstances at least 80% of the Fund’s net assets directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to markets that are not treated as “developed markets in the MSCI World Index (“emerging markets”) (see “Name Policies”). In addition to investing primarily in companies tied economically to emerging markets, the Fund may invest in companies that GMO believes are likely to benefit from growth in emerging markets. GMO expects that the Fund will have a value bias relative to its benchmark.GMO uses proprietary quantitative techniques and fundamental analytical techniques to evaluate and select countries, sectors, and equity investments based on factors including, but not limited to, valuation, quality, patterns of price movement and volatility, and macroeconomic factors. GMO also may consider ESG (environmental, social and governance) criteria. Among other ESG criteria, GMO generally avoids investing the Fund’s assets in companies engaged in the manufacture, supply, or distribution of cluster munitions, as well as companies primarily involved in the mining and production of coal and coal-related products used in the generation of energy. In constructing the Fund’s portfolio, GMO considers a number of factors, including the trade-off among forecasted returns, risk relative to the benchmark, transaction costs, and liquidity. GMO also adjusts the Fund’s portfolio for factors such as position size, market capitalization, and exposure to particular sectors, industries, countries, regions, or currencies. At times, the Fund may have substantial exposure to a single asset class, industry, sector, country, region, issuer, or currency or companies with similar market capitalizations. The Fund may invest in securities of companies of any market capitalization. The Fund may also make investments in shares of GMO Emerging Markets Select Equity Fund. The factors GMO considers and investment methods GMO uses can change over time.As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs in an attempt to obtain or adjust elements of its long or short investment exposure. Derivatives used may include options, futures, forward currency contracts, swap contracts, and reverse repurchase agreements. The Fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. The Fund may overweight and underweight its positions in particular currencies relative to its benchmark, and GMO typically seeks to limit the carbon intensity of the Fund’s portfolio to no more than that of the Fund’s benchmark. In addition, the Fund may lend its portfolio securities.The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.
Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund's benchmark, a broad-based index. Share classes not shown would have substantially similar annual returns to those below because all share classes invest in the same portfolio of securities. Annual returns vary among share classes to the extent that they bear different expenses. Share classes that bear higher expenses than the share classes shown below would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund's benchmark, a broad-based index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gmo.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class III Shares <br/>Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter:15.88%2Q 2020Lowest Quarter:-24.26%1Q 2020Year-to-Date:3.04%As of3/31/2023
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns <br/>Periods Ending December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	 Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary.
GMO Emerging Markets Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Many factors can affect this value, and you may lose money by investing in the Fund.
GMO Emerging Markets Fund | Market Risk Equities [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Market Risk – Equities – The market price of an equity in the Fund’s portfolio may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO and GMO’s assessment proves to be incorrect, the Fund runs the risk that the market price of the equity will not appreciate or will decline. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.
GMO Emerging Markets Fund | Non-U.S. Investment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, non-U.S. securities issuers often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund is subject to taxation by countries other than the United States, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments.Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. The risks above (such as substantial price fluctuations and market instability, illiquidity and lack of regulation) and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of companies tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities and often are more volatile than the economies of developed countries.
GMO Emerging Markets Fund | Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.
GMO Emerging Markets Fund | Management and Operational Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce intended results.GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value.The Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
GMO Emerging Markets Fund | Illiquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions increase the risk that the Fund or an underlying fund is limited or prevented from selling particular securities or closing derivative positions at desirable prices.
GMO Emerging Markets Fund | Market Disruption and Geopolitical Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.
GMO Emerging Markets Fund | Smaller Company Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
GMO Emerging Markets Fund | Focused Investment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Focused Investment Risk – Investments focused in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.
GMO Emerging Markets Fund | Counterparty Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.
GMO Emerging Markets Fund | Derivatives and Short Sales Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, leveraging risk, commodities risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. The Fund typically creates short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. Specifically, the net asset value of the Fund’s shares will be adversely affected if the equities or other assets that are the subject of the Fund’s short exposures appreciate in value. The risk of loss associated with derivatives that provide short investment exposure and short sales of securities is theoretically unlimited.
GMO Emerging Markets Fund | Fund of Funds Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected.
GMO Emerging Markets Fund | Leveraging Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Leveraging Risk – The use of derivatives, short sales and securities lending can create leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet that request.
GMO Emerging Markets Fund | Large Shareholder Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by that shareholder or group will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.
GMO Emerging Markets Fund | Class II
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.87%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.00%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total annual fund operating expenses after expense reimbursement/waiver	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	$ 97
3 Years	rr_ExpenseExampleYear03	313
5 Years	rr_ExpenseExampleYear05	548
10 Years	rr_ExpenseExampleYear10	$ 1,220
1 Year	rr_AverageAnnualReturnYear01	(31.62%)
5 Years	rr_AverageAnnualReturnYear05	(4.79%)
10 Years	rr_AverageAnnualReturnYear10	(1.20%)
Incept.	rr_AverageAnnualReturnSinceInception	5.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 1996
GMO Emerging Markets Fund | Class III
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.80%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.92%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total annual fund operating expenses after expense reimbursement/waiver	rr_NetExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	291
5 Years	rr_ExpenseExampleYear05	507
10 Years	rr_ExpenseExampleYear10	$ 1,129
2013	rr_AnnualReturn2013	(5.86%)
2014	rr_AnnualReturn2014	(6.29%)
2015	rr_AnnualReturn2015	(16.15%)
2016	rr_AnnualReturn2016	16.36%
2017	rr_AnnualReturn2017	32.05%
2018	rr_AnnualReturn2018	(12.82%)
2019	rr_AnnualReturn2019	22.14%
2020	rr_AnnualReturn2020	5.53%
2021	rr_AnnualReturn2021	2.03%
2022	rr_AnnualReturn2022	(31.60%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.26%)
1 Year	rr_AverageAnnualReturnYear01	(31.60%)
5 Years	rr_AverageAnnualReturnYear05	(4.74%)
10 Years	rr_AverageAnnualReturnYear10	(1.14%)
Incept.	rr_AverageAnnualReturnSinceInception	5.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 1993
GMO Emerging Markets Fund | Class IV
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.755%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.88%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total annual fund operating expenses after expense reimbursement/waiver	rr_NetExpensesOverAssets	0.85%
1 Year	rr_ExpenseExampleYear01	$ 87
3 Years	rr_ExpenseExampleYear03	278
5 Years	rr_ExpenseExampleYear05	485
10 Years	rr_ExpenseExampleYear10	$ 1,082
GMO Emerging Markets Fund | Class V
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.735%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Total annual fund operating expenses after expense reimbursement/waiver	rr_NetExpensesOverAssets	0.80%
1 Year	rr_ExpenseExampleYear01	$ 82
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	471
10 Years	rr_ExpenseExampleYear10	$ 1,055
GMO Emerging Markets Fund | Class VI
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.705%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.83%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Total annual fund operating expenses after expense reimbursement/waiver	rr_NetExpensesOverAssets	0.77%
1 Year	rr_ExpenseExampleYear01	$ 79
3 Years	rr_ExpenseExampleYear03	259
5 Years	rr_ExpenseExampleYear05	455
10 Years	rr_ExpenseExampleYear10	$ 1,020
1 Year	rr_AverageAnnualReturnYear01	(31.50%)
5 Years	rr_AverageAnnualReturnYear05	(4.63%)
10 Years	rr_AverageAnnualReturnYear10	(1.02%)
Incept.	rr_AverageAnnualReturnSinceInception	6.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2003
GMO Emerging Markets Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.87%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.99%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total annual fund operating expenses after expense reimbursement/waiver	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	$ 97
3 Years	rr_ExpenseExampleYear03	311
5 Years	rr_ExpenseExampleYear05	543
10 Years	rr_ExpenseExampleYear10	$ 1,209
1 Year	rr_AverageAnnualReturnYear01	(31.62%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	(1.07%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2020
GMO Emerging Markets Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.87%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.25%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1],[2]
Total annual fund operating expenses after expense reimbursement/waiver	rr_NetExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	$ 102
3 Years	rr_ExpenseExampleYear03	344
5 Years	rr_ExpenseExampleYear05	605
10 Years	rr_ExpenseExampleYear10	$ 1,352
1 Year	rr_AverageAnnualReturnYear01	(31.65%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Incept.	rr_AverageAnnualReturnSinceInception	(10.67%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 14, 2020
GMO Emerging Markets Fund | Return After Taxes on Distributions | Class III
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(33.00%)
5 Years	rr_AverageAnnualReturnYear05	(5.75%)
10 Years	rr_AverageAnnualReturnYear10	(1.90%)
Incept.	rr_AverageAnnualReturnSinceInception	4.35%
GMO Emerging Markets Fund | Return After Taxes on Distributions and Sale of Shares | Class III
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.99%)
5 Years	rr_AverageAnnualReturnYear05	(3.30%)
10 Years	rr_AverageAnnualReturnYear10	(0.65%)
Incept.	rr_AverageAnnualReturnSinceInception	4.95%
GMO Emerging Markets Fund | MSCI Emerging Markets Index (Fund benchmark) (reflects no deduction for fees or expenses, but are net of withholding tax on dividend reinvestment) | Class II
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(20.09%)	[3]
5 Years	rr_AverageAnnualReturnYear05	(1.40%)	[3]
10 Years	rr_AverageAnnualReturnYear10	1.44%	[3]
Incept.	rr_AverageAnnualReturnSinceInception	5.17%	[3]
GMO Emerging Markets Fund | MSCI Emerging Markets Index (Fund benchmark) (reflects no deduction for fees or expenses, but are net of withholding tax on dividend reinvestment) | Class III
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(20.09%)	[3]
5 Years	rr_AverageAnnualReturnYear05	(1.40%)	[3]
10 Years	rr_AverageAnnualReturnYear10	1.44%	[3]
Incept.	rr_AverageAnnualReturnSinceInception	4.72%	[3]
GMO Emerging Markets Fund | MSCI Emerging Markets Index (Fund benchmark) (reflects no deduction for fees or expenses, but are net of withholding tax on dividend reinvestment) | Class VI
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(20.09%)	[3]
5 Years	rr_AverageAnnualReturnYear05	(1.40%)	[3]
10 Years	rr_AverageAnnualReturnYear10	1.44%	[3]
Incept.	rr_AverageAnnualReturnSinceInception	8.13%	[3]
GMO Emerging Markets Fund | MSCI Emerging Markets Index (Fund benchmark) (reflects no deduction for fees or expenses, but are net of withholding tax on dividend reinvestment) | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(20.09%)	[3]
5 Years	rr_AverageAnnualReturnYear05		[3]
10 Years	rr_AverageAnnualReturnYear10		[3]
Incept.	rr_AverageAnnualReturnSinceInception	7.04%	[3]
GMO Emerging Markets Fund | MSCI Emerging Markets Index (Fund benchmark) (reflects no deduction for fees or expenses, but are net of withholding tax on dividend reinvestment) | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(20.09%)	[3]
5 Years	rr_AverageAnnualReturnYear05		[3]
10 Years	rr_AverageAnnualReturnYear10		[3]
Incept.	rr_AverageAnnualReturnSinceInception	(3.58%)	[3]

[1]	Includes both management fee of 0.65% and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.” Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses and state and federal registration fees. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. In addition, GMO has contractually agreed to waive the shareholder service fees charged to each class of shares of the Fund to the extent necessary to prevent the shareholder service fees paid by the class from exceeding the following amounts of the class’s average daily net assets: 0.20% for Class II shares, 0.15% for Class III shares, 0.10% for Class IV shares, 0.05% for Class V shares, 0.02% for Class VI shares, 0.20% for Class R6 shares, and 0.20% for Class I shares. These reimbursements and waivers will continue through at least June 30, 2024 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
[2]	Includes payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.05% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least June 30, 2024 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
[3]	MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.